Segment disclosure - Net Sales and Long-Lived Assets by Geographic Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total net sales	€ 32,667.3	€ 28,262.9	€ 27,558.5
Long-lived assets	8,234.8	7,234.0	5,799.8
Japan
Segment Reporting Information [Line Items]
Total net sales	1,420.9	1,156.0	613.6
Long-lived assets	20.9	16.0	10.4
South Korea
Segment Reporting Information [Line Items]
Total net sales	8,159.6	6,408.8	6,949.2
Long-lived assets	348.7	241.6	148.1
Singapore
Segment Reporting Information [Line Items]
Total net sales	608.4	285.0	282.1
Long-lived assets	8.4	4.3	5.0
Taiwan
Segment Reporting Information [Line Items]
Total net sales	8,337.9	4,354.0	8,074.6
Long-lived assets	531.7	473.8	354.5
China
Segment Reporting Information [Line Items]
Total net sales	9,519.7	10,195.1	7,251.8
Long-lived assets	70.9	72.7	48.6
Rest of Asia
Segment Reporting Information [Line Items]
Total net sales	2.7	3.5	3.9
Long-lived assets	1.8	0.1	0.2
Netherlands
Segment Reporting Information [Line Items]
Total net sales	4.7	16.6	25.1
Long-lived assets	5,342.4	4,621.4	3,783.6
EMEA
Segment Reporting Information [Line Items]
Total net sales	524.3	1,322.1	1,206.8
Long-lived assets	529.6	443.1	314.5
United States
Segment Reporting Information [Line Items]
Total net sales	4,089.1	4,521.8	3,151.4
Long-lived assets	€ 1,380.4	€ 1,361.0	€ 1,134.9